Property, Premises and Equipment	6 Months Ended
Jun. 30, 2020
Property, Premises and Equipment [Abstract]
PROPERTY, PREMISES AND EQUIPMENT

8 (a). PROPERTY, PREMISES AND EQUIPMENT

The additions to the property and equipment during the six-months period ended 30 June 2020 were USD 114,619 (30 June 2019: USD 165,553). The depreciation expense for the six-months period ended 30 June 2020 was USD 909,783 (30 June 2019: USD 870,593).

Pursuant to the application of IFRS 16, the Group has recognized a total amount of USD 1,235,394 as a right-of-use assets for the leased offices (31 December 2019: USD 1,715,606). During the period ended 30 June 2020, interest expense amounted to USD 49,618 (30 June 2019: USD 44,323) and depreciation expense of USD 278,267 (30 June 2019: USD 208,347) was recognized for the leased assets.

As part of its COVID – 19 impact analysis, the management has assessed the recoverable amounts of the Property, premises and equipment and as a result no impairment indications have been identified as at 30 June 2020.